Operating costs - Summary of Operating Costs (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Expense [Abstract]
Commission costs	R$ 441,951	R$ 242,831	R$ 1,269,309	R$ 750,103	R$ 455,241
Operating losses and provisions	38,303	2,901	23,332	9,989	7,148
Other costs	98,562	62,024	313,419	181,154	117,491
Clearing house fees	63,504	34,513	201,083	96,896	71,419
Third parties' services	18,148	19,579	76,669	53,124	28,953
Other	16,910	7,932	35,667	31,134	17,119
Total	R$ 578,816	R$ 307,756	R$ 1,606,060	R$ 941,246	R$ 579,880